Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 283,694,000,000		$ 288,914,000,000
Depreciation expenses	(26,989,000,000)		(26,930,000,000)	$ (27,461,000,000)
Additions	25,195,000,000		23,164,000,000	27,979,000,000
Disposal	(307,000,000)		(86,000,000)	(122,000,000)
Impairment losses	0	$ 0	93,000,000	0
Ending balance	281,416,000,000	$ 10,022	283,694,000,000	288,914,000,000
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	276,370,000,000
Impairment losses	0
Ending balance	273,823,000,000		276,370,000,000
Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			940,891,000,000	946,460,000,000
Additions				27,979,000,000
Disposal				(33,350,000,000)
Effect of foreign exchange differences				60,000,000
Others				(258,000,000)
Ending balance				940,891,000,000
Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	918,513,000,000		940,891,000,000
Effect of retrospective application of IFRS 16			(11,086,000,000)
Additions	25,195,000,000		23,160,000,000
Disposal	(22,796,000,000)		(32,837,000,000)
Effect of foreign exchange differences	(98,000,000)		(44,000,000)
Acquired by business combinations (Note 14)	142,000,000
Others	(541,000,000)		(1,571,000,000)
Ending balance	920,415,000,000		918,513,000,000	940,891,000,000
Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			929,805,000,000
Ending balance				929,805,000,000
Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(651,977,000,000)	(657,752,000,000)
Depreciation expenses				(27,461,000,000)
Disposal				33,228,000,000
Effect of foreign exchange differences				(20,000,000)
Others				28,000,000
Ending balance				(651,977,000,000)
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(642,143,000,000)		(651,977,000,000)
Depreciation expenses	(26,907,000,000)		(26,856,000,000)
Effect of retrospective application of IFRS 16			3,842,000,000
Disposal	22,489,000,000		32,751,000,000
Impairment losses			(93,000,000)
Effect of foreign exchange differences	41,000,000		17,000,000
Acquired by business combinations (Note 14)	(94,000,000)
Others	22,000,000		173,000,000
Ending balance	(646,592,000,000)		(642,143,000,000)	(651,977,000,000)
Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(648,135,000,000)
Ending balance				(648,135,000,000)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			103,972,000,000
Ending balance				103,972,000,000
Land [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	99,103,000,000
Ending balance	101,991,000,000		99,103,000,000
Land [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			103,972,000,000	104,079,000,000
Additions				0
Disposal				(71,000,000)
Effect of foreign exchange differences				0
Others				(36,000,000)
Ending balance				103,972,000,000
Land [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	99,103,000,000		103,972,000,000
Effect of retrospective application of IFRS 16			(3,617,000,000)
Additions	67,000,000		0
Disposal	(270,000,000)		(38,000,000)
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	3,091,000,000		(1,214,000,000)
Ending balance	101,991,000,000		99,103,000,000	103,972,000,000
Land [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			100,355,000,000
Ending balance				100,355,000,000
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0	0
Depreciation expenses				0
Disposal				0
Effect of foreign exchange differences				0
Others				0
Ending balance				0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0
Depreciation expenses	0		0
Effect of retrospective application of IFRS 16			0
Disposal	0		0
Impairment losses			0
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	0		0
Ending balance	0		0	0
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0
Ending balance				0
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			263,000,000
Ending balance				263,000,000
Land improvements [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	243,000,000
Ending balance	231,000,000		243,000,000
Land improvements [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,601,000,000	1,595,000,000
Additions				0
Disposal				0
Effect of foreign exchange differences				0
Others				6,000,000
Ending balance				1,601,000,000
Land improvements [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,618,000,000		1,601,000,000
Effect of retrospective application of IFRS 16			(1,000,000)
Additions	0		0
Disposal	(19,000,000)		(7,000,000)
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	31,000,000		25,000,000
Ending balance	1,630,000,000		1,618,000,000	1,601,000,000
Land improvements [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,600,000,000
Ending balance				1,600,000,000
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(1,338,000,000)	(1,293,000,000)
Depreciation expenses				(45,000,000)
Disposal				0
Effect of foreign exchange differences				0
Others				0
Ending balance				(1,338,000,000)
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,375,000,000)		(1,338,000,000)
Depreciation expenses	(43,000,000)		(43,000,000)
Effect of retrospective application of IFRS 16			1,000,000
Disposal	19,000,000		6,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	0		(1,000,000)
Ending balance	(1,399,000,000)		(1,375,000,000)	(1,338,000,000)
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(1,337,000,000)
Ending balance				(1,337,000,000)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			44,784,000,000
Ending balance				44,784,000,000
Buildings [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	43,024,000,000
Ending balance	41,642,000,000		43,024,000,000
Buildings [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			72,911,000,000	72,694,000,000
Additions				21,000,000
Disposal				0
Effect of foreign exchange differences				0
Others				196,000,000
Ending balance				72,911,000,000
Buildings [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	71,001,000,000		72,911,000,000
Effect of retrospective application of IFRS 16			(3,583,000,000)
Additions	18,000,000		1,221,000,000
Disposal	(49,000,000)		(3,000,000)
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	(81,000,000)		455,000,000
Ending balance	70,889,000,000		71,001,000,000	72,911,000,000
Buildings [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			69,328,000,000
Ending balance				69,328,000,000
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(28,127,000,000)	(26,799,000,000)
Depreciation expenses				(1,356,000,000)
Disposal				0
Effect of foreign exchange differences				0
Others				28,000,000
Ending balance				(28,127,000,000)
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(27,977,000,000)		(28,127,000,000)
Depreciation expenses	(1,366,000,000)		(1,301,000,000)
Effect of retrospective application of IFRS 16			1,265,000,000
Disposal	49,000,000		3,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	47,000,000		183,000,000
Ending balance	(29,247,000,000)		(27,977,000,000)	(28,127,000,000)
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(26,862,000,000)
Ending balance				(26,862,000,000)
Computer equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,115,000,000
Ending balance				2,115,000,000
Computer equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,937,000,000
Ending balance	1,767,000,000		1,937,000,000
Computer equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			14,258,000,000	14,162,000,000
Additions				52,000,000
Disposal				(643,000,000)
Effect of foreign exchange differences				0
Others				687,000,000
Ending balance				14,258,000,000
Computer equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,005,000,000		14,258,000,000
Effect of retrospective application of IFRS 16			0
Additions	55,000,000		57,000,000
Disposal	(1,245,000,000)		(1,916,000,000)
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	70,000,000
Others	521,000,000		606,000,000
Ending balance	12,406,000,000		13,005,000,000	14,258,000,000
Computer equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			14,258,000,000
Ending balance				14,258,000,000
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(12,143,000,000)	(11,788,000,000)
Depreciation expenses				(983,000,000)
Disposal				632,000,000
Effect of foreign exchange differences				0
Others				(4,000,000)
Ending balance				(12,143,000,000)
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(11,068,000,000)		(12,143,000,000)
Depreciation expenses	(770,000,000)		(827,000,000)
Effect of retrospective application of IFRS 16			0
Disposal	1,243,000,000		1,909,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	(40,000,000)
Others	(4,000,000)		(7,000,000)
Ending balance	(10,639,000,000)		(11,068,000,000)	(12,143,000,000)
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(12,143,000,000)
Ending balance				(12,143,000,000)
Telecommunications equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			116,322,000,000
Ending balance				116,322,000,000
Telecommunications equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	115,694,000,000
Ending balance	117,113,000,000		115,694,000,000
Telecommunications equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			715,748,000,000	722,054,000,000
Additions				159,000,000
Disposal				(31,984,000,000)
Effect of foreign exchange differences				60,000,000
Others				25,459,000,000
Ending balance				715,748,000,000
Telecommunications equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	706,032,000,000		715,748,000,000
Effect of retrospective application of IFRS 16			(3,885,000,000)
Additions	118,000,000		120,000,000
Disposal	(20,619,000,000)		(30,417,000,000)
Effect of foreign exchange differences	(91,000,000)		(37,000,000)
Acquired by business combinations (Note 14)	0
Others	25,336,000,000		24,503,000,000
Ending balance	710,776,000,000		706,032,000,000	715,748,000,000
Telecommunications equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			711,863,000,000
Ending balance				711,863,000,000
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(599,426,000,000)	(607,154,000,000)
Depreciation expenses				(24,236,000,000)
Disposal				31,952,000,000
Effect of foreign exchange differences				(20,000,000)
Others				32,000,000
Ending balance				(599,426,000,000)
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(590,338,000,000)		(599,426,000,000)
Depreciation expenses	(23,994,000,000)		(23,906,000,000)
Effect of retrospective application of IFRS 16			2,576,000,000
Disposal	20,600,000,000		30,380,000,000
Impairment losses			0
Effect of foreign exchange differences	41,000,000		16,000,000
Acquired by business combinations (Note 14)	0
Others	28,000,000		22,000,000
Ending balance	(593,663,000,000)		(590,338,000,000)	(599,426,000,000)
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(596,850,000,000)
Ending balance				(596,850,000,000)
Transportation equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			231,000,000
Ending balance				231,000,000
Transportation equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	218,000,000
Ending balance	176,000,000		218,000,000
Transportation equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			3,882,000,000	3,834,000,000
Additions				0
Disposal				(29,000,000)
Effect of foreign exchange differences				0
Others				77,000,000
Ending balance				3,882,000,000
Transportation equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,912,000,000		3,882,000,000
Effect of retrospective application of IFRS 16			0
Additions	1,000,000		1,000,000
Disposal	(45,000,000)		(51,000,000)
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	26,000,000		80,000,000
Ending balance	3,894,000,000		3,912,000,000	3,882,000,000
Transportation equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			3,882,000,000
Ending balance				3,882,000,000
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(3,651,000,000)	(3,513,000,000)
Depreciation expenses				(162,000,000)
Disposal				29,000,000
Effect of foreign exchange differences				0
Others				(5,000,000)
Ending balance				(3,651,000,000)
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,694,000,000)		(3,651,000,000)
Depreciation expenses	(68,000,000)		(91,000,000)
Effect of retrospective application of IFRS 16			0
Disposal	45,000,000		51,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	(1,000,000)		(3,000,000)
Ending balance	(3,718,000,000)		(3,694,000,000)	(3,651,000,000)
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(3,651,000,000)
Ending balance				(3,651,000,000)
Miscellaneous equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			2,582,000,000
Ending balance				2,582,000,000
Miscellaneous equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,428,000,000
Ending balance	2,374,000,000		2,428,000,000
Miscellaneous equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			9,874,000,000	9,515,000,000
Additions				334,000,000
Disposal				(623,000,000)
Effect of foreign exchange differences				0
Others				648,000,000
Ending balance				9,874,000,000
Miscellaneous equipment [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,090,000,000		9,874,000,000
Effect of retrospective application of IFRS 16			0
Additions	150,000,000		149,000,000
Disposal	(520,000,000)		(405,000,000)
Effect of foreign exchange differences	0		(1,000,000)
Acquired by business combinations (Note 14)	72,000,000
Others	508,000,000		473,000,000
Ending balance	10,300,000,000		10,090,000,000	9,874,000,000
Miscellaneous equipment [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			9,874,000,000
Ending balance				9,874,000,000
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(7,292,000,000)	(7,205,000,000)
Depreciation expenses				(679,000,000)
Disposal				615,000,000
Effect of foreign exchange differences				0
Others				(23,000,000)
Ending balance				(7,292,000,000)
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,662,000,000)		(7,292,000,000)
Depreciation expenses	(666,000,000)		(688,000,000)
Effect of retrospective application of IFRS 16			0
Disposal	504,000,000		402,000,000
Impairment losses			(64,000,000)
Effect of foreign exchange differences	0		1,000,000
Acquired by business combinations (Note 14)	(54,000,000)
Others	(48,000,000)		(21,000,000)
Ending balance	(7,926,000,000)		(7,662,000,000)	(7,292,000,000)
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			(7,292,000,000)
Ending balance				(7,292,000,000)
Construction in progress and equipment to be accepted [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			18,645,000,000
Ending balance				18,645,000,000
Construction in progress and equipment to be accepted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,723,000,000
Ending balance	8,529,000,000		13,723,000,000
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			18,645,000,000	18,527,000,000
Additions				27,413,000,000
Disposal				0
Effect of foreign exchange differences				0
Others				(27,295,000,000)
Ending balance				18,645,000,000
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,752,000,000		18,645,000,000
Effect of retrospective application of IFRS 16			0
Additions	24,786,000,000		21,612,000,000
Disposal	(29,000,000)		0
Effect of foreign exchange differences	(7,000,000)		(6,000,000)
Acquired by business combinations (Note 14)	0
Others	(29,973,000,000)		(26,499,000,000)
Ending balance	8,529,000,000		13,752,000,000	18,645,000,000
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			18,645,000,000
Ending balance				18,645,000,000
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			0	0
Depreciation expenses				0
Disposal				0
Effect of foreign exchange differences				0
Others				0
Ending balance				0
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(29,000,000)		0
Depreciation expenses	0		0
Effect of retrospective application of IFRS 16			0
Disposal	29,000,000		0
Impairment losses			(29,000,000)
Effect of foreign exchange differences	0		0
Acquired by business combinations (Note 14)	0
Others	0		0
Ending balance	$ 0		(29,000,000)	0
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | As Adjusted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			$ 0
Ending balance				$ 0